Risk Management - Additional Information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of credit risk exposure [line items]
Unencumbered assets	$ 516,600		$ 470,200
Percentage of equity hedges in the dynamic program offset against hedged variable annuity liability	95.00%		95.00%	95.00%	95.00%
Loaned securities included in invested assets	$ 11,663		$ 10,136
Reverse repurchase transactions recorded as short-term receivables	1,594		466
Repurchase agreements and cash collateral on securities lent	$ 668		202
Term of credit default swaps	5 years	5 years
Largest single counterparty exposure without master netting agreements or the benefit of collateral held	$ 7,202		6,718
Net amounts excluding financing entity	$ 429		$ 154
Percentage ceded to reinsurers	93.00%		91.00%	93.00%	91.00%
Exposure to credit risk	$ 40,753		$ 22,264
Net exposure after offsetting agreements and benefit of fair value of collateral held	$ 17,595		17,984
+10%
Disclosure of credit risk exposure [line items]
Percentage of expected changes in market values of publicly traded equities	10.00%	10.00%
+20%
Disclosure of credit risk exposure [line items]
Percentage of expected changes in market values of publicly traded equities	20.00%	20.00%
+30%
Disclosure of credit risk exposure [line items]
Percentage of expected changes in market values of publicly traded equities	30.00%	30.00%
Reinsurance contracts held
Disclosure of credit risk exposure [line items]
Reinsurance assets	$ 58,349		40,249
Bottom of range
Disclosure of credit risk exposure [line items]
Global retention limit		$ 30
Top of range
Disclosure of credit risk exposure [line items]
Global retention limit		$ 35
Derivatives
Disclosure of credit risk exposure [line items]
Largest single counterparty exposure without master netting agreements or the benefit of collateral held	1,319		1,357
Net amounts excluding financing entity	$ 0		$ 0
AA Credit Grades Or Higher
Disclosure of credit risk exposure [line items]
Derivative exposure with counterparties, percentage	30.00%	30.00%	33.00%
Securities lending
Disclosure of credit risk exposure [line items]
Loaned securities included in invested assets	$ 1,021		$ 626
Largest single counterparty exposure without master netting agreements or the benefit of collateral held	0		0
Net amounts excluding financing entity	$ 0		0
0.5% Decrease in Interest Rates
Disclosure of credit risk exposure [line items]
Sensitivity of net income attributed to shareholders	0.50%	0.50%
Sensitivity of our net income attributed to shareholders due to change in interest rate	$ 100
0.5% Increase in Interest Rates
Disclosure of credit risk exposure [line items]
Sensitivity of net income attributed to shareholders	0.50%	0.50%
Sensitivity of our net income attributed to shareholders due to change in interest rate	$ 100
0.5% Parallel Move in Interest Rates on CSM
Disclosure of credit risk exposure [line items]
Sensitivity of net income attributed to shareholders	0.50%	0.50%
0.5% Parallel Move in Corporate Spread
Disclosure of credit risk exposure [line items]
Sensitivity of net income attributed to shareholders	0.50%	0.50%
0.2% Percentage Parallel Move in Swap Spread
Disclosure of credit risk exposure [line items]
Sensitivity of net income attributed to shareholders	0.20%	0.20%
Banks
Disclosure of credit risk exposure [line items]
Estimated maximum borrowing capacity				$ 500
Unsecured revolving credit facility
Disclosure of credit risk exposure [line items]
Amounts outstanding	$ 0		$ 0
Unsecured revolving credit facility | Canadian Chartered Banks
Disclosure of credit risk exposure [line items]
Estimated maximum borrowing capacity	$ 500
Federal Home Loan Bank of Indianapolis
Disclosure of credit risk exposure [line items]
Estimated maximum borrowing capacity				3,800	$ 4,300
Amounts outstanding				$ 500	$ 500